Provisions - Summary of Provisions for Termination Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Beginning balance	$ 2,867	$ 4,944
Additions	1,547	555
Amounts used during the period	0	(169)
Pension, Reversals	0	(171)
OCI	(473)	(2,293)
Ending balance	3,940	2,867
Non current provisions beginning balance	2,390	4,073
Non current provisions additions	327	555
Non current provisions Amounts used during period	0	0
Non current provisions Reversals	0	0
Non current provisions OCI	(517)	(2,238)
Non current provisions Ending balance	2,200	2,390
Current provisions beginning balance	477	871
Current provisions additions	1,219	0
Current provisions Amounts used during period	0	(169)
Current provisions Reversals	0	(171)
Current provisions OCI	44	(55)
Current provisions Ending balance	1,740	477
Commercial litigation, Beginning balance	500
Commercial litigation, Ending balance		500
Pension [member]
Disclosure of other provisions [line items]
Beginning balance	2,390	4,073
Pension, Additions	327	555
Pension, Amounts used during the period	0	0
Pension, Reversals	0	0
OCI	(517)	(2,238)
Ending balance	2,200	2,390
Employee Litigation and Severance [Member]
Disclosure of other provisions [line items]
Additions		200
Employee litigation and severance, Beginning balance	234	508
Employee litigation and severance, Additions	0	0
Employee litigation and severance, Amounts used during the period	0	(169)
Employee litigation and severance, Reversals	0	(73)
Employee litigation and severance, OCI	8	(33)
Employee litigation and severance, Ending balance	242	234
Commercial litigation [Member]
Disclosure of other provisions [line items]
Commercial litigation, Beginning balance	72	77
Commercial litigation, Additions	503	0
Commercial litigation, Amounts used during the period	0	0
Commercial litigation, Reversals	0	0
Commercial litigation, OCI	13	(4)
Commercial litigation, Ending balance	588	72
Provision for tax litigation [Member]
Disclosure of other provisions [line items]
Provision for tax litigation, Beginning balance	0
Provision for tax litigation, Additions	615
Provision for tax litigation, During the period	0
Provision for tax litigation, Reversals	0
Provision For Tax Litigation, OCI	13
Provision for tax litigation, Ending balance	628	0
Other provision for charges [Member]
Disclosure of other provisions [line items]
Other provision for charges, Beginning balance	171	287
Other provision for charges, Additions	102
Other provision for charges, During the period	0
Other provision for charges, Reversals	0	(97)
Other provision for charges, OCI	8	(18)
Other provision for charges, Ending balance	$ 281	$ 171